Note 32	12 Months Ended
Dec. 31, 2021
Capital Base And Capital Management [Abstract]
Disclosure of Capital Base And Capital Management [Text Block]	Capital base and capital management Capital base
As of December 31, 2021, 2020 and 2019, own funds is calculated in accordance to the applicable regulation of each year on minimum capital requirements for Spanish credit institutions –both as individual entities and as consolidated group– that establish how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market.
Following the latest SREP (Supervisory Review and Evaluation Process) decision, applicable as from March 1, 2022, the ECB has informed the Group that the Pillar 2 requirement would remain at 1.5% (0.84% must be CET1 at least). Therefore, BBVA must maintain a CET1 capital ratio of 8.60% and a total capital ratio of 12.76% at the consolidated level.
The BBVA Group has set the objective of maintaining a CET1 ratio at a consolidated level of between 11.5% -12.0%, increasing the target distance to the minimum requirement (currently at 8.60%) at 290-340 basis points. At closing of the financial year 2021, the CET1 ratio is above this target management range.
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2021, 2020 and 2019 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2021	2020	2019
Capital	26	3,267	3,267	3,267
Share premium	27	23,599	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	29,984	30,344	29,269
Other equity instruments, net		60	42	56
Treasury shares	29	(647)	(46)	(62)
Profit (loss) attributable to the parent company	5	4,653	1,305	3,512
Interim dividend		(532)	—	(1,084)
Total equity		60,384	58,904	58,950
Accumulated other comprehensive income (loss)	30	(16,476)	(14,356)	(10,226)
Non-controlling interest	31	4,853	5,471	6,201
Shareholders' equity		48,760	50,020	54,925
Goodwill and other intangible assets		(1,484)	(3,455)	(6,803)
Deductions		(1,484)	(3,455)	(6,803)
Differences from solvency and accounting perimeter		(130)	(186)	(215)
Equity not eligible at solvency level		(130)	(186)	(215)
Other adjustments and deductions (*)		(7,197)	(3,449)	(4,253)
Common Equity Tier 1 (CET 1)		39,949	42,931	43,653
Additional Tier 1 before Regulatory Adjustments		5,737	6,666	6,048
Total Regulatory Adjustments to Additional Tier 1		—	—	—
Tier 1		45,686	49,597	49,701
Tier 2		7,383	8,547	8,304

Total Capital (Total Capital=Tier 1 + Tier 2)		53,069	58,145	58,005
Total Minimum equity required		39,275	45,042	46,540
(*) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group (see Note 4) and the amount of shareholders remuneration pending to be distributed.
The Group’s own funds in accordance with the aforementioned applicable regulation as of December 31, 2021, 2020 and 2019 are shown below:

Amount of capital CC1 (Millions of Euros)
	2021	2020	2019
Capital and share premium	26,866	27,259	27,259
Retained earnings and equity instruments	30,745	29,974	29,127
Other accumulated income and other reserves	(17,200)	(14,023)	(10,133)
Minority interests	2,800	3,656	4,404
Net interim attributable profit	2,573	860	1,316
Common Equity Tier I (CET1) before other regulatory adjustments	45,784	47,726	51,974
Goodwill and intangible assets	(1,484)	(3,455)	(6,803)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments (*)	(2,800)	(366)	(484)
Deferred tax assets	(1,009)	(1,478)	(1,420)
Other deductions and filters	(542)	504	386
Total common equity Tier 1 regulatory adjustments	(5,835)	(4,795)	(8,321)
Common equity TIER 1 (CET1)	39,949	42,931	43,653
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	5,266	6,130	5,400
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	472	536	648
Additional Tier 1 (CET 1) before regulatory adjustments	5,738	6,666	6,048
Transitional CET 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	5,738	6,666	6,048
Tier 1 (Common equity TIER 1+ additional TIER 1)	45,687	49,597	49,701
Capital instruments and share premium accounted as Tier 2	4,324	4,540	3,242
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	2,516	3,410	4,512
Credit risk adjustments	722	604	631
Tier 2 before regulatory adjustments	7,562	8,554	8,385
Tier 2 regulatory adjustments	(180)	(6)	(82)
Tier 2	7,382	8,547	8,304
Total capital (Total capital=Tier 1 + Tier 2)	53,069	58,145	58,005
Total RWA	307,795	353,273	364,448
CET 1 (phased-in)	12.98%	12.15%	11.98%
Tier 1 (phased-in)	14.84%	14.04%	13.64%
Total capital (phased-in)	17.24%	16.46%	15.92%
(*) Includes mainly the amount of repurchase of own shares pending to be executed and up to the maximum limit authorized by the ECB for the BBVA Group (see Note 4)
As of December 2021 Common Equity Tier 1 (CET1) fully-loaded ratio stood at 12.75% which represented an increase of 102 basis points with respect to 2020, with the CET1 phased-in ratio at 12.98%, which represented an increase of 83 basis points with respect to 2020. The difference is mainly explained by the effect of the transitory adjustments for the treatment in the solvency ratios of the impacts of IFRS 9.
These ratios include the effect of divestment in BBVA Paraguay in the first quarter and in the United States in the second quarter (see Note 3). In addition, these ratios include the negative non-recurring impact of €696 million of the net costs related to the restructuring process (see Note 24) and the deduction of the total amount of the share buyback program authorized by the European Central Bank for €3,500 million. Excluding these impacts, during the period, the high organic generation of profits, net of shareholder remuneration and the payment of the Contingent Convertible bonds (CoCos) contributed by +82 basis points to the CET1 ratio and covered the negative evolution of market variables, as well as the supervisory impacts and regulatory changes.
Risk-weighted assets (RWAs) decreased by approximately €-45.400 million, mainly as a result of the sale of BBVA USA and BBVA Paraguay.
The additional Tier 1 capital ratio (AT1) stood at 1.87% (1.86% phased-in) at December 31, 2021, which included the reduction of €1.000 million due to the early amortization of a series of CoCos issued in 2016, offset by the positive effect of RWA reduction.
The Tier 2 ratio stood at 2.37%, which represents an increase of +7 basis points compared to December 31, 2020, mainly explained by the RWA reduction during the year. The phased-in Tier 2 ratio stood at 2.40%. The difference with the fully-loaded Tier 2 ratio relates mainly to the transitional treatment of certain subordinated issuances.
As result of the above, the total capital ratio stood at 16.99% as of December 31, 2021, and total phased-in ratio stood at 17.24%.
Regarding MREL (Minimum Requirement for own funds and Eligible Liabilities) requirements, BBVA has received a new communication from the Bank of Spain regarding its minimum requirement that has been calculated taking into account the financial and supervisory information as of December 31, 2019.
In accordance with this new MREL communication, BBVA has to reach, by January 1, 2022, an amount of own funds and eligible liabilities equal to 24.78% (in accordance with the new applicable regulation, the MREL in RWAs and the subordination requirement in RWAs do not include the combined capital buffer requirement; for these purposes, the applicable combined capital buffer requirement, 2.5%, without prejudice to any other buffer that may be applicable at any time) of the total RWAs of its resolution group, on sub-consolidated level (the “MREL in RWAs”). Within this MREL in RWAs, an amount equal to 13.50% of the RWAs shall be met with subordinated instruments (the "subordination requirement in RWA"). This MREL in RWAs is equal to 10.25% in terms of the total exposure considered for calculating the leverage ratio (the “MREL in LR”), while the subordination requirement in RWAs is equal to 5.84% in terms of the total exposure considered for calculating the leverage ratio (the "subordination requirement in LR"). For BBVA, the most restrictive requirement as of today is the one expressed in RWA. The current own funds and eligible liabilities structure of the resolution group as of December 31, 2021 meets the MREL in RWAs, being the MREL ratio in terms of RWA of 28.34%. Finally, as of December 31, 2021, the MREL in LR is 11.35% and the subordination ratios in terms of RWA and in terms of LR are 24.65% and 9.87%, respectively.
Leverage ratio
The leverage ratio (LR) is a regulatory measure complementing capital designed to enable financial strength of institutions in terms of indebtedness. This measurement can be used to estimate the percentage of the assets and off-balance sheet arrangements financed with Tier 1 capital, being the carrying amount of the assets used in this ratio adjusted to reflect the bank’s current or potential leverage of a given balance-sheet position (Leverage ratio exposure).
Breakdown of leverage ratio as of December 31, 2021, 2020 and 2019, calculated according to CCR, is as follows:

Leverage ratio
	2021	2020	2019
Tier 1 (millions of Euros) (a)	45,687	49,597	49,701
Exposure to leverage ratio (millions of Euros) (b)	671,790	741,095	731,087
Leverage ratio (a)/(b) (percentage)	6.80%	6.69%	6.80%
These figures include the effect of the temporary exemption of certain positions with central banks provided for in the "CRR-Quick fix”. Excluding this temporary exemption, the exposure would amount to 705,537 million euros, with a phased-in leverage ratio of 6.48% (6.37% in fully loaded terms).
Capital management
The aim of capital management within BBVA and the Group is for both BBVA and the Group to have the necessary capital at any given time to develop the corporate strategy reflected in the Strategic Plan, in line with the risk profile set out in the Group Risk Appetite Framework.
In this regard, BBVA's capital management is also part of the most relevant forward-looking strategic decisions in the Group's management and monitoring, which include the Annual Budget and the Liquidity and Funding Plan, with which it is coordinated — all with the aim of achieving the Group's overall strategy.
Capital must be allocated optimally in order to meet the need to preserve the solvency of BBVA and the Group at all times. Together with the Group's solvency risk profile included in the RAF, this optimal allocation serves as a guide for the Group's capital management and seeks a capital position that makes it possible to:
–Anticipate ordinary and extraordinary consumption that may occur, even under stress;
–Promote the development of the Group's business and align it with capital and profitability objectives by allocating resources appropriately and efficiently;
–Cover all risks—including potential risks—to which it is exposed;
–Comply with regulatory and internal management requirements at all times; and
–Remunerate BBVA shareholders in accordance with the Shareholder Remuneration Policy in force at any given time.
The areas involved in capital management in the Group shall follow and respect the following principles in their respective areas of responsibility:
–Ensuring that capital management is integrated and consistent with the Group's Strategic Plan, RAF, Annual Budget and other strategic-prospective processes, to help achieve the Group's long-term sustainability.
–Taking into account both the applicable regulatory and supervisory requirements and the risks to which the Group is—or may be—exposed when conducting its business (economic vision), when establishing a target capital level, all while adopting a forward-looking vision that takes adverse scenarios into consideration.
–Carrying out efficient capital allocation that promotes good business development, ensuring that expectations for the evolution of activity meet the strategic objectives of the Group and anticipating the ordinary and extraordinary consumption that may occur.
–Ensuring compliance with the solvency levels, including the minimum requirement for own funds and eligible liabilities (MREL), required at any given time.
–Compensating BBVA shareholders in an adequate and sustainable manner.
–Optimizing the cost of all instruments used for the purpose of meeting the target capital level at any given time
To achieve the aforementioned principles, capital management will be based on the following essential elements:
–An adequate governance and management scheme, both at the corporate body level and at the executive level.
–Planning, managing and monitoring capital properly, using the measurement systems, tools, structures, resources and quality data necessary to do so.
–A set of metrics, which is duly updated, to facilitate the tracking of the capital situation and to identify any relevant deviations from the target capital level.
–A transparent, correct, consistent and timely communication and dissemination of capital information outside the Group.
–An internal regulatory body, which is duly updated, including the regulations and procedures that, support adequate capital management.